Stockholder's Equity - Summary of Status of Outstanding Stock Options and Changes (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | shares		0
Stock Options, Forfeiture | shares	(77,834)
Stock Options, Ending balance | shares	242,200
Stock Options, Exercisable | shares	2,166	167
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | shares	121,200
Stock Options, Granted | shares	199,000	123,200
Stock Options, Expired | shares	(166)	(2,000)
Stock Options, Forfeiture | shares	(77,834)
Stock Options, Ending balance | shares	242,200	121,200
Stock Options, Exercisable | shares	2,166
Stock Options, Exercise price, Beginning balance	$ 20.33
Stock Options, Exercise price, Granted	5.73	$ 48.6
Stock Options, Exercise price, Expired	115.5	50
Stock Options, Exercise price, Forfeiture	6.59
Stock Options, Exercise price, Ending balance	12.69	20.33
Stock Options, Exercise price, Exercisable	14.04
Stock Options, Grant Date Fair Value, Outstanding Beginning Balance	33.62
Stock Options, Grant Date Fair Value, Granted	5.76	33.6
Stock Options, Grant Date Fair Value, Expired	114.1	34.3
Stock Options, Grant Date Fair Value, Forfeiture	20.13
Stock Options, Grant Date Fair Value, Outstanding	15.01	$ 33.62
Stock Options, Grant Date Fair Value, Exercisable	$ 12.39
Stock Options, Weighted Average Remaining Term (Years), Granted	10 years	10 years
Stock Options, Weighted Average Remaining Term (Years), Outstanding	8 years 9 months 18 days	9 years 3 months 18 days
Stock Options, Weighted Average Remaining Term (Years), Exercisable	6 years 8 months 12 days